Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenue
Cost of revenues
Gross profit
Operating expenses:
General and administrative expenses	(23,056,792)	(10,041,684)	(9,041,982)
Selling expenses	(1,557,360)
Research and development expenses	(15,831,686)	(724,700)	(1,860,923)
Total operating expenses	(40,445,838)	(10,766,384)	(10,902,905)
Loss from operations	(40,445,838)	(10,766,384)	(10,902,905)
Other loss:
Other expenses, net	(164,195)	(318,392)	(413,217)
Interest expenses, net	(36,767)	(1,980,044)	(1,333,629)
Financial expenses	(353,173)
Changes in fair value of warrant liabilities	(238,137)
Investment loss	(12,767)
Total other loss	(805,039)	(2,298,436)	(1,746,846)
Loss before income tax provision	(41,250,877)	(13,064,820)	(12,649,751)
Income tax provision	(9)
Net loss	(41,250,886)	(13,064,820)	(12,649,751)
Less: Net loss contributed to noncontrolling interests from continuing operations	(531,554)	(675,869)	(737,560)
Net loss attributable to shareholders	(40,719,332)	(12,388,951)	(11,912,191)
Other comprehensive loss
Foreign currency translation gain/(loss)	7,536,284	(5,076,180)	(12,947,493)
Total comprehensive loss	$ (33,714,602)	$ (18,141,000)	$ (25,597,244)
Loss per ordinary share attributable to shareholders
Basic and Diluted (in Dollars per share)	$ (0.17)	$ (0.05)	$ (0.05)
Weighted average number of ordinary shares outstanding
Basic and Diluted (in Shares)	245,883,447	240,029,717	240,029,717